Pay vs Performance Disclosure $ / shares in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Fiscal Year (1)	Summary Compensation Table Total for PEO (G. Coccari)	Compensation Actually Paid to PEO (G. Coccari)	Summary Compensation Table Total for PEO (G. Brown)	Compensation Actually Paid to PEO (G. Brown)(2)	Average Summary Compensation Table Totals for non-PEO NEOs ($) (3)	Average Compensation Actually Paid to non-PEO NEOs	Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return ($) (5)	Net Income ($ in Millions) (6)	Revenue ($ in Millions) (7)
2024	$—	$—	$5,151,397	$(1,237,601)	$2,950,433	$152,371	$29.93	$153.89	$(85.3)	$786.6
2023	$83,333	$28,986	$5,542,944	$8,872,802	$4,904,721	$7,081,646	$53.56	$112.86	$(107.3)	$728.9
2022	$827,481	$(15,622,773)	$—	$—	$5,232,058	$3,321,491	$38.36	$67.79	$(153.9)	$629.1
2021	$8,119,586	$44,992,372	$—	$—	$10,721,755	$12,875,733	$71.05	$105.56	$(80.0)	$515.7

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The named executive officers included in the above table were:

Year	Principal Executive Officer (PEO)	Non-PEO Named Executive Officers
2024	Greg Brown	Sarah Blanchard, Eren Bali, Rob Rosenthal, Venu Venugopal, Prasad Raje
2023	Greg Brown	Sarah Blanchard, Genefa Murphy, Prasad Raje, and Karen Fascenda
Gregg Coccari
2022	Gregg Coccari	Sarah Blanchard, Greg Brown, Prasad Gune, and Llibert Argerich
2021	Gregg Coccari	Sarah Blanchard and Venu Venugopal

Peer Group Issuers, Footnote	The peer group used is the Nasdaq Computer Index, as used in the performance graph shown in our Annual Report. Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on the first full day of trading of our stock (October 29, 2021) and reinvesting all dividends until the last day of each reported fiscal year.
Adjustment To PEO Compensation, Footnote	The compensation actually paid to our PEO reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

Greg Brown
Fiscal Year	2024
Summary Compensation Table Total Compensation for Greg Brown	$5,151,397
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	4,548,838
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	2,152,284
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(2,173,934)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	314,855
+ Change in Fair Value Between End of Prior Fiscal Year and Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(2,133,365)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid	$(1,237,601)
For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of the stock option awards and RSUs in accordance with ASC 718 at the end of the relevant fiscal year, other than fair values of equity awards that vested within 2024 and 2023, which are valued as of the applicable vesting date. The valuation assumptions used in the calculations of such amounts are set forth in the notes to our audited financial statements included in our Annual Report.

Non-PEO NEO Average Total Compensation Amount	$ 2,950,433	$ 4,904,721	$ 5,232,058	$ 10,721,755
Non-PEO NEO Average Compensation Actually Paid Amount	$ 152,371	7,081,646	3,321,491	12,875,733
Adjustment to Non-PEO NEO Compensation Footnote	The average compensation actually paid to our non-PEO named executive officers reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

Non-PEO NEO Average
Fiscal Year	2024
Average Summary Compensation Table Total Compensation for Non-PEO Named Executive Officers	$2,950,433
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	2,426,552
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,889,778
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(771,226)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	63,513
+ Change in Fair Value Between End of Prior Fiscal Year and Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(938,147)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	615,428
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid	$152,371
For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of the stock option awards and restricted stock units in accordance with ASC 718 at the end of the relevant fiscal year, other than fair values of equity awards that vested within 2024 and 2023, which are valued as of the applicable vesting date. The valuation assumptions used in the calculations of such amounts are set forth in the notes to our audited financial statements included in our Annual Report.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Revenue
Adjusted EBITDA Margin
Udemy Business Annual Recurring Revenue

Total Shareholder Return Amount	$ 29.93	53.56	38.36	71.05
Peer Group Total Shareholder Return Amount	153.89	112.86	67.79	105.56
Net Income (Loss)	$ (85,300,000)	$ (107,300,000)	$ (153,900,000)	$ (80,000,000.0)
Company Selected Measure Amount | $ / shares	786.6	728.9	629.1	515.7
Additional 402(v) Disclosure	Total shareholder return is calculated by assuming that a $100 investment was made on at the close of trading on the first full day of trading of our common stock (October 29, 2021) and reinvesting all dividends until the last day of each reported fiscal yearThe dollar amounts reported are our net income (loss) reflected in our audited financial statements.n our assessment, revenue is the most important financial performance measure (other than stock price) that we used in 2024 to link compensation actually paid to performance. The dollar amounts reported show our revenue as reflected in the audited financial statements included in our Annual Report.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Non-GAAP Measure Description	Udemy Business Annual Recurring Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Udemy Business Annual Recurring Revenue
Non-GAAP Measure Description	Adjusted EBITDA Margin
Gregg Coccari [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 83,333	$ 827,481	$ 8,119,586
PEO Actually Paid Compensation Amount	0	28,986	(15,622,773)	44,992,372
Greg Brown [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	5,151,397	5,542,944	0	0
PEO Actually Paid Compensation Amount	(1,237,601)	$ 8,872,802	$ 0	$ 0
PEO | Greg Brown [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,152,284
PEO | Greg Brown [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,173,934)
PEO | Greg Brown [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	314,855
PEO | Greg Brown [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,133,365)
PEO | Greg Brown [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Greg Brown [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Greg Brown [Member] | Grant Date Fair Value Of Stock Awards And Option Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,548,838)
Non-PEO NEO | Greg Brown [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,889,778
Non-PEO NEO | Greg Brown [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(771,226)
Non-PEO NEO | Greg Brown [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,513
Non-PEO NEO | Greg Brown [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(938,147)
Non-PEO NEO | Greg Brown [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(615,428)
Non-PEO NEO | Greg Brown [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Greg Brown [Member] | Grant Date Fair Value Of Stock Awards And Option Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,426,552)
Greg Brown [Member]
Pay vs Performance Disclosure
PEO Name	Greg Brown	Greg Brown
Gregg Coccari [Member]
Pay vs Performance Disclosure
PEO Name		Gregg Coccari	Gregg Coccari	Gregg Coccari